Shareholder Fees {- Fidelity® Balanced Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Balanced Fund Retail PRO-13 | Fidelity® Balanced Fund
Shareholder Fees:
(fees paid directly from your investment)	none